Victory Pioneer Active Credit Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.9%
	Senior Secured Floating Rate Loan Interests — 1.7% of Net Assets(a)*
	Gambling (Non-Hotel) — 0.8%
400,000	River Rock Entertainment Authority, California, Term Loan, 12.951% (1 Month Term SOFR + 900 bps), 6/25/31	$ 390,000
	Total Gambling (Non-Hotel)	$390,000

	Medical-Drugs — 0.5%
234,413	1261229 B.C. Ltd., Initial Term Loan, 10.166% (1 Month Term SOFR + 625 bps), 10/8/30	$ 232,362
	Total Medical-Drugs	$232,362

	Telecom Services — 0.4%
166,000	Windstream Services LLC, 2025 Term Loan, 7.916% (1 Month Term SOFR + 400 bps), 10/6/32	$ 165,118
	Total Telecom Services	$165,118

	Total Senior Secured Floating Rate Loan Interests (Cost $781,581)	$787,480

	Asset Backed Securities — 5.8% of Net Assets
100,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	$ 100,442
110,000(a)(b)	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.642% (SOFR30A + 160 bps), 12/25/55 (144A)	109,977
51,171	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	51,505
100,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	108,150
82,893	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	86,908
207,993(a)	BRAVO Residential Funding Trust, Series 2025-HE1, Class A1, 5.422% (SOFR30A + 135 bps), 9/25/72 (144A)	207,799
370,000	Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/32	373,202
110,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	103,951
177,200(c)	FIGRE Trust, Series 2025-HE6, Class A, 5.044%, 9/25/55 (144A)	176,763
230,000(b)(c)	LMRE 2025 SFR1 Trust, Series 2025-SFR1, Class D, 5.35%, 12/9/42 (144A)	226,365
1Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	$ 192,540
130,000	RCKTL, Series 2025-2A, Class D, 5.25%, 11/27/34 (144A)	130,049
160,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, 5.149%, 2/27/34 (144A)	161,092
100,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 5.959% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	100,307
200,000	Veros Auto Receivables Trust, Series 2024-1, Class B, 6.60%, 6/15/28 (144A)	202,096
210,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	215,713
100,000(d)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	101,274
	Total Asset Backed Securities (Cost $2,645,117)	$2,648,133

	Collateralized Mortgage Obligations—13.9% of Net Assets
129,562(c)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	$ 131,618
150,000(a)	Bellemeade Re, Ltd., Series 2025-1, Class M1B, 6.572% (SOFR30A + 250 bps), 10/25/35 (144A)	150,505
180,000(c)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.075%, 6/25/64 (144A)	181,857
140,000(c)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	141,645
103,759(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 5.172% (SOFR30A + 110 bps), 1/25/45 (144A)	103,824
150,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.436% (SOFR30A + 336 bps), 1/25/40 (144A)	153,000
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.722% (SOFR30A + 765 bps), 1/25/42 (144A)	212,057
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.072% (SOFR30A + 700 bps), 4/25/42 (144A)	214,086
230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 10.822% (SOFR30A + 675 bps), 9/25/42 (144A)	250,347
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Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
180,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.072% (SOFR30A + 400 bps), 1/25/44 (144A)	$ 190,360
314,604(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.222% (SOFR30A + 115 bps), 3/25/44 (144A)	314,637
86,983(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1A1, 4.972% (SOFR30A + 90 bps), 9/25/45 (144A)	86,987
94,365(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, 5.022% (SOFR30A + 95 bps), 9/25/45 (144A)	94,253
50,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.822% (SOFR30A + 775 bps), 1/25/51 (144A)	54,944
225,621(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	221,343
268,772(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	261,954
140,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.572% (SOFR30A + 550 bps), 1/25/34 (144A)	167,620
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.072% (SOFR30A + 500 bps), 8/25/33 (144A)	203,626
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.522% (SOFR30A + 545 bps), 12/25/33 (144A)	206,817
200,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1B, 7.422% (SOFR30A + 335 bps), 6/25/43 (144A)	206,495
134,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class A1, 4.972% (SOFR30A + 90 bps), 10/25/45 (144A)	134,749
274,967(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class M1, 5.172% (SOFR30A + 110 bps), 10/25/45 (144A)	274,792
131,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.022% (SOFR30A + 95 bps), 2/25/45 (144A)	131,378
3Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.722% (SOFR30A + 165 bps), 2/25/45 (144A)	$ 50,063
170,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.536% (SOFR30A + 846 bps), 1/25/48 (144A)	201,944
240,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.097% (SOFR30A + 491 bps), 9/25/47 (144A)	261,396
110,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	109,626
170,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	170,815
210,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	211,920
180,000(c)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	182,626
240,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.345%, 9/25/68 (144A)	239,865
180,000(c)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.846%, 11/25/58 (144A)	182,693
120,000(c)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	122,219
330,000(c)	Verus Securitization Trust, Series 2023-8, Class B1, 8.079%, 12/25/68 (144A)	335,038
160,000(c)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	162,287
	Total Collateralized Mortgage Obligations (Cost $6,279,298)	$6,319,386

	Commercial Mortgage-Backed Securities—6.6% of Net Assets
200,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.273% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 199,999
71,001(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.227% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	71,001
160,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.147% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	159,954
124,280(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.423% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	124,280
Victory Pioneer Active Credit Fund | 11/30/254

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
330,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.347% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	$ 330,584
100,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.242% (1 Month Term SOFR + 128 bps), 10/17/42 (144A)	100,125
110,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.442% (SOFR30A + 230 bps), 2/15/37 (144A)	109,999
110,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	102,928
390,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.349% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	388,440
170,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.216% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	169,805
120,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.344% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	119,963
100,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.344% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	100,014
130,000(a)	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.413% (1 Month Term SOFR + 145 bps), 8/18/42 (144A)	130,041
100,000(a)	MF1, Ltd., Series 2021-FL6, Class B, 5.727% (1 Month Term SOFR + 176 bps), 7/16/36 (144A)	99,826
56,403(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.153% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	56,383
101,000(a)	MF1, Ltd., Series 2021-FL7, Class AS, 5.523% (1 Month Term SOFR + 156 bps), 10/16/36 (144A)	100,858
168,386(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.651% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	168,868
100,000(a)	SmartRent, Inc., Series 2022-MINI, Class E, 6.659% (1 Month Term SOFR + 270 bps), 1/15/39 (144A)	99,316
59,226(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.613% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	59,225
109,336(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	110,153
125,065(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	126,542
100,000(c)	VRTX Trust, Series 2025-HQ, Class B, 5.67%, 8/5/42 (144A)	102,186
	Total Commercial Mortgage-Backed Securities (Cost $3,022,824)	$3,030,490

5Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Corporate Bonds — 50.0% of Net Assets
	Aerospace & Defense — 0.4%
EUR100,000	Czechoslovak Group AS, 5.25%, 1/10/31 (144A)	$ 120,466
75,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	76,920
	Total Aerospace & Defense	$197,386

	Agriculture — 0.5%
239,000	Philip Morris International, Inc., 4.625%, 10/29/35	$ 235,291
	Total Agriculture	$235,291

	Airlines — 1.8%
270,516(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 265,119
200,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	198,343
345,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	344,910
	Total Airlines	$808,372

	Auto Manufacturers — 4.2%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 392,364
400,000	Ford Motor Credit Co. LLC, 5.869%, 10/31/35	397,588
100,000	General Motors Financial Co., Inc., 4.20%, 10/27/28	100,060
440,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	460,453
70,000	Hyundai Capital America, 4.50%, 9/18/30 (144A)	70,096
290,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	299,064
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	207,779
	Total Auto Manufacturers	$1,927,404

	Banks — 8.6%
215,000(c)	BNP Paribas S.A., 5.786% (SOFR + 162 bps), 1/13/33 (144A)	$ 226,788
200,000(c)(f)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	208,524
200,000(c)	CaixaBank S.A., 5.581% (SOFR + 179 bps), 7/3/36 (144A)	207,522
202,000(c)	Citigroup, Inc., 6.02% (SOFR + 183 bps), 1/24/36	212,868
105,000(c)(f)	Citigroup, Inc., 6.875% (5 Year CMT Index + 289 bps)	107,471
440,000(c)	Goldman Sachs Group, Inc., 4.369% (SOFR + 106 bps), 10/21/31	440,519
285,000(c)(f)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	295,781
200,000(c)(f)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	206,646
Victory Pioneer Active Credit Fund | 11/30/256

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
205,000(c)	Lloyds Banking Group Plc, 4.943% (1 Year CMT Index + 97 bps), 11/4/36	$ 204,320
200,000(c)	Macquarie Bank, Ltd., 5.642% (1 Year CMT Index + 145 bps), 8/13/36 (144A)	204,558
180,000(c)	Morgan Stanley, 4.892% (SOFR + 131 bps), 10/22/36	180,583
95,000(c)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	95,510
250,000(c)	Societe Generale S.A., 5.439% (SOFR + 173 bps), 10/3/36 (144A)	252,607
245,000(c)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	268,156
95,000(c)	State Street Corp., 4.784% (SOFR + 122 bps), 10/23/36	95,318
490,000(c)	Truist Bank, 4.136% (SOFR + 91 bps), 10/23/29	489,625
227,000(c)(f)	UBS Group AG, 7.00% (5 Year USD SOFR Swap Rate + 330 bps) (144A)	230,299
	Total Banks	$3,927,095

	Chemicals — 0.6%
165,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 172,318
90,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	90,161
	Total Chemicals	$262,479

	Commercial Services — 1.3%
80,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	$ 80,414
210,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	215,171
270,000	Garda World Security Corp., 6.50%, 1/15/31 (144A)	277,202
	Total Commercial Services	$572,787

	Diversified Financial Services — 3.8%
160,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 165,775
152,000	Avolon Holdings Funding, Ltd., 5.15%, 1/15/30 (144A)	154,728
260,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	273,709
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	26,261
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	128,401
89,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	93,305
158,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	163,409
7Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
154,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	$ 161,065
275,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	291,339
200,000	OneMain Finance Corp., 6.50%, 3/15/33	200,968
55,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	56,674
	Total Diversified Financial Services	$1,715,634

	Electric — 1.1%
135,000(c)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	$ 134,063
55,000(c)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	54,990
90,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	91,703
90,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	93,050
85,000	Vistra Operations Co. LLC, 4.60%, 10/15/30 (144A)	84,819
35,000(c)	WEC Energy Group, Inc., 5.625% (5 Year CMT Index + 191 bps), 5/15/56	35,523
	Total Electric	$494,148

	Electronics — 0.2%
80,000	Flex, Ltd., 5.375%, 11/13/35	$ 80,381
	Total Electronics	$80,381

	Entertainment — 0.8%
EUR145,000	Lottomatica Group S.p.A., 4.875%, 1/31/31 (144A)	$ 173,116
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30 (144A)	197,492
	Total Entertainment	$370,608

	Food — 1.7%
60,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 60,820
155,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	156,250
EUR105,000	Darling Global Finance BV, 4.50%, 7/15/32 (144A)	123,769
400,000	Grupo Nutresa S.A., 9.00%, 5/12/35 (144A)	452,000
	Total Food	$792,839

	Gas — 0.1%
65,000(c)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	$ 65,045
	Total Gas	$65,045

Victory Pioneer Active Credit Fund | 11/30/258

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Products — 0.2%
45,000(b)	Baxter International, Inc., 4.90%, 12/15/30	$ 45,261
45,000(b)	Baxter International, Inc., 5.65%, 12/15/35	45,859
	Total Healthcare-Products	$91,120

	Healthcare-Services — 0.3%
154,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	$ 156,445
	Total Healthcare-Services	$156,445

	Insurance — 6.0%
400,000(c)(f)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	$ 414,944
233,000	CNO Financial Group, Inc., 6.45%, 6/15/34	246,898
510,000(c)(f)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	533,782
35,000	Lincoln National Corp., 5.35%, 11/15/35	35,117
543,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	564,159
228,000(c)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	244,816
105,000	RGA Global Funding, 5.00%, 8/25/32 (144A)	105,711
564,000(c)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	572,881
	Total Insurance	$2,718,308

	Internet — 1.3%
305,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 304,632
115,000	Meta Platforms, Inc., 5.625%, 11/15/55	114,709
190,000	Meta Platforms, Inc., 5.75%, 11/15/65	189,194
	Total Internet	$608,535

	Iron & Steel — 0.3%
60,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	$ 61,358
60,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	61,120
	Total Iron & Steel	$122,478

	Lodging — 0.9%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 206,772
200,000	Wynn Macau, Ltd., 6.75%, 2/15/34 (144A)	199,959
	Total Lodging	$406,731

9Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Media — 0.3%
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	$ 140,983
	Total Media	$140,983

	Mining — 0.4%
190,000	Novelis Corp., 6.375%, 8/15/33 (144A)	$ 191,727
	Total Mining	$191,727

	Multi-National — 1.7%
452,000(c)(f)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 452,000
BRL3,565,000(g)	European Bank for Reconstruction & Development, 2/2/32	335,307
	Total Multi-National	$787,307

	Oil & Gas — 6.1%
415,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	$ 409,793
451,000	APA Corp., 6.75%, 2/15/55	455,668
180,582	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	178,534
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	87,045
179,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	168,453
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	42,807
350,000	International Petroleum Corp., 7.50%, 10/10/30	350,862
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	177,000
230,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	245,204
86,250	Transocean International, Ltd., 8.75%, 2/15/30 (144A)	89,925
110,000	Transocean International, Ltd., 6.80%, 3/15/38	98,515
70,000	Transocean International, Ltd., 8.25%, 5/15/29 (144A)	71,205
70,000	Transocean International, Ltd., 8.50%, 5/15/31 (144A)	70,569
32,381	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	33,271
173,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	174,637
120,000	Woodside Finance, Ltd., 6.00%, 5/19/35	125,957
	Total Oil & Gas	$2,779,445

	Packaging & Containers — 0.3%
EUR130,000	Ball Corp., 4.25%, 7/1/32	$ 154,824
	Total Packaging & Containers	$154,824

Victory Pioneer Active Credit Fund | 11/30/2510

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — 0.0%
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
	Total Pharmaceuticals	$—

	Pipelines — 2.8%
235,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	$ 235,509
110,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	115,297
172,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	176,659
220,000	MPLX LP, 5.40%, 9/15/35	222,632
55,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	58,334
220,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	227,015
75,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	77,573
140,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	146,740
	Total Pipelines	$1,259,759

	Private Equity — 0.3%
135,000	Blackstone Reg Finance Co. LLC, 4.95%, 2/15/36	$ 134,540
	Total Private Equity	$134,540

	Real Estate — 0.1%
35,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 35,440
	Total Real Estate	$35,440

	REITS — 0.6%
35,000	COPT Defense Properties LP, 4.50%, 10/15/30	$ 34,858
35,000	Highwoods Realty LP, 5.35%, 1/15/33	35,144
105,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	106,717
105,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	100,682
	Total REITS	$277,401

	Retail — 0.3%
115,000	AutoNation, Inc., 5.89%, 3/15/35	$ 119,967
	Total Retail	$119,967

11Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Semiconductors — 0.9%
200,000	Foundry JV Holdco LLC, 6.10%, 1/25/36 (144A)	$ 212,457
200,000	Foundry JV Holdco LLC, 6.30%, 1/25/39 (144A)	214,754
	Total Semiconductors	$427,211

	Software — 0.4%
155,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 140,258
51,000	Oracle Corp., 5.95%, 9/26/55	47,789
	Total Software	$188,047

	Telecommunications — 1.3%
160,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	$ 162,942
435,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	414,881
	Total Telecommunications	$577,823

	Toys/Games/Hobbies — 0.1%
30,000	Mattel, Inc., 5.00%, 11/17/30	$ 30,269
	Total Toys/Games/Hobbies	$30,269

	Transportation — 0.3%
150,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 152,666
	Total Transportation	$152,666

	Total Corporate Bonds (Cost $22,448,578)	$22,810,495

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(h)	Avation Plc, 1/1/59	$ 3,984
	Total Trading Companies & Distributors	$3,984

	Total Right/Warrant (Cost $—)	$3,984

Victory Pioneer Active Credit Fund | 11/30/2512

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 5.7% of Net Assets#
	Event Linked Bonds — 5.7%
	Multiperil – U.S. — 2.3%
250,000(a)	Bonanza Re, 9.27%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	$ 256,725
250,000(a)	Four Lakes Re, 9.29%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	257,500
250,000(a)	Fuchsia 2024-1 , 8.91%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	260,250
250,000(a)	Herbie Re, 11.046%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	258,775
		$1,033,250

	Multiperil – U.S. & Canada — 1.7%
250,000(a)	Bridge Street Re, 7.81%, (JMMMUSTF + 400 bps), 1/7/28 (144A)	$ 254,975
250,000(a)	Kilimanjaro II Re, 7.796%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/30 (144A)	259,200
250,000(a)	Kilimanjaro II Re, 10.296%, (3 Month U.S. Treasury Bill + 650 bps), 7/8/30 (144A)	261,175
		$775,350

	Multiperil – U.S. Northeast — 0.6%
250,000(a)	Baldwin Re, 7.54%, (BRMMUSDF + 375 bps), 7/9/29 (144A)	$ 257,725
	Windstorm – North Carolina — 0.5%
250,000(a)	Blue Ridge Re 0.000%, (FHMMUSTF + 350 bps), 1/8/29 (144A)	$ 250,000
	Winterstorm – Florida — 0.6%
250,000(a)	Lightning Re, 14.80%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 258,350
	Total Event Linked Bonds	$2,574,675

13Victory Pioneer Active Credit Fund | 11/30/25

Face Amount USD ($)		Value
Reinsurance Sidecars — 0.0%
Multiperil – Worldwide — 0.0%
250,000(h)(i)+	Viribus Re 2018, 12/31/25	$ —
106,153(i)+	Viribus Re 2019, 12/31/25	—
$—

	Total Reinsurance Sidecars	$—

	Total Insurance-Linked Securities (Cost $2,508,493)	$2,574,675

Principal Amount USD ($)
	Foreign Government Bonds — 2.0% of Net Assets
	Dominican Republic — 0.4%
190,000	Dominican Republic International Bond, 5.875%, 10/28/35 (144A)	$ 189,107
	Total Dominican Republic	$189,107

	Ivory Coast — 0.5%
EUR228,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 252,275
	Total Ivory Coast	$252,275

	Kuwait — 0.5%
225,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 225,565
	Total Kuwait	$225,565

	Mexico — 0.6%
EUR217,000	Mexico Government International Bond, 5.125%, 5/4/37	$ 256,948
	Total Mexico	$256,948

	Total Foreign Government Bonds (Cost $876,246)	$923,895

	Equity Linked Notes — 3.8% of Net Assets
	Apparel Manufacturing — 0.4%
13,200(g)	HSBC Bank Plc (V.F. Corp.), 22.05%, 7/9/26	$ 178,530
	Total Apparel Manufacturing	$178,530

Victory Pioneer Active Credit Fund | 11/30/2514

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Apparel Retail — 0.2%
500	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 100,950
	Total Apparel Retail	$100,950

	Banks — 0.2%
4,700	Toronto-Dominion Bank (USA Rare Earth, Inc.), 39.00%, 11/25/26	$ 66,764
	Total Banks	$66,764

	Basic Materials — 0.2%
5,100	Citigroup (Usa Rare Earth, Inc.), 85.15%, 2/2/26 (144A)	$ 85,680
	Total Basic Materials	$85,680

	Biotechnology — 0.4%
1,500	BNP Paribas Issuance BV (Biontech SE), 17.02%, 6/18/26 (144A)	$ 160,470
	Total Biotechnology	$160,470

	Building Materials — 0.4%
1,700	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 188,351
	Total Building Materials	$188,351

	Credit Services — 0.3%
2,300	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 149,293
	Total Credit Services	$149,293

	Discount Stores — 0.3%
1,700	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	$ 156,714
	Total Discount Stores	$156,714

	Furnishings, Fixtures & Appliances — 0.6%
1,800	Bank Of America ( Whirlpool Corp.), 16.49%, 4/10/26	$ 143,370
1,500(g)	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	147,495
	Total Furnishings, Fixtures & Appliances	$290,865

	Oil, Gas & Consumable Fuels — 0.4%
4,800	Mizuho Markets (Range Resources Corp.), 12.54%, 10/20/26	$ 186,823
	Total Oil, Gas & Consumable Fuels	$186,823

15Victory Pioneer Active Credit Fund | 11/30/25

Principal Amount USD ($)		Value
	Rental & Leasing Services — 0.4%
300(g)	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 183,725
	Total Rental & Leasing Services	$183,725

	Total Equity Linked Notes (Cost $1,855,875)	$1,748,165

	U.S. Government and Agency Obligations — 9.2% of Net Assets
1,400,000(g)	U.S. Treasury Bills, 12/2/25	$ 1,399,847
1,400,000(g)	U.S. Treasury Bills, 12/9/25	1,398,790
1,400,000(g)	U.S. Treasury Bills, 12/16/25	1,397,722
	Total U.S. Government and Agency Obligations (Cost $4,196,377)	$4,196,359

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
74,747(j)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 74,747
		$74,747

	TOTAL SHORT TERM INVESTMENTS (Cost $74,747)	$74,747

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.9% (Cost $44,689,136)	$45,117,809
	OTHER ASSETS AND LIABILITIES — 1.1%	$504,560
	net assets — 100.0%	$45,622,369

bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTI	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
Victory Pioneer Active Credit Fund | 11/30/2516

Schedule of Investments  |  11/30/25
(unaudited) (continued)
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $29,262,472, or 64.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2025.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2025.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Baldwin Re	6/16/2025	$250,000	$257,725
Blue Ridge Re	11/26/2025	250,000	250,000
Bonanza Re	12/16/2024	250,000	256,725
Bridge Street Re	12/24/2024	250,000	254,975
Four Lakes Re	12/11/2024	250,000	257,500
Fuchsia 2024-1	12/18/2024	250,000	260,250
Herbie Re	12/17/2024	250,000	258,775
Kilimanjaro II Re	6/23/2025	250,000	259,200
Kilimanjaro II Re	6/23/2025	250,000	261,175
Lightning Re	12/17/2024	254,346	258,350
17Victory Pioneer Active Credit Fund | 11/30/25

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$4,147	$—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$2,574,675
% of Net assets			5.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
KRW	215,000,000	USD	156,685	Goldman Sachs & Co.	12/22/25	$(9,992)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(9,992)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
29	U.S. 2 Year Note (CBT)	3/31/26	$6,059,258	$6,056,922	$(2,336)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
42	U.S. 5 Year Note (CBT)	3/31/26	$(4,607,648)	$(4,610,156)	$(2,508)
2	U.S. 10 Year Note (CBT)	3/20/26	(226,381)	(226,688)	(307)
77	U.S. 10 Year Ultra Bond (CBT)	3/20/26	(8,913,154)	(8,947,641)	(34,487)
7	U.S. Long Bond (CBT)	3/20/26	(818,362)	(822,063)	(3,701)
9	U.S. Ultra Bond (CBT)	3/20/26	(1,081,874)	(1,088,437)	(6,563)
			$(15,647,419)	$(15,694,985)	$(47,566)
TOTAL FUTURES CONTRACTS			$(9,588,161)	$(9,638,063)	$(49,902)
CBT	Chicago Board of Trade.
Victory Pioneer Active Credit Fund | 11/30/2518

Schedule of Investments  |  11/30/25
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
8,690,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(625,220)	$(106,704)	$(731,924)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(625,220)	$(106,704)	$(731,924)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL — Brazil Real
EUR — Euro
GBP — Great British Pound
KRW — Korean Won
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$787,480	$—	$787,480
Asset Backed Securities	—	2,648,133	—	2,648,133
Collateralized Mortgage Obligations	—	6,319,386	—	6,319,386
Commercial Mortgage-Backed Securities	—	3,030,490	—	3,030,490
Corporate Bonds
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	22,810,495	—	22,810,495
Right/Warrant	—	3,984	—	3,984
19Victory Pioneer Active Credit Fund | 11/30/25

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	$—	$—	$—*	$—*
All Other Insurance-Linked Securities	—	2,574,675	—	2,574,675
Foreign Government Bonds	—	923,895	—	923,895
Equity Linked Notes	—	1,748,165	—	1,748,165
U.S. Government and Agency Obligations	—	4,196,359	—	4,196,359
Open-End Fund	74,747	—	—	74,747
Total Investments in Securities	$74,747	$45,043,062	$—	$45,117,809
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(9,992)	$—	$(9,992)
Net unrealized depreciation on futures contracts	(49,902)	—	—	(49,902)
Centrally cleared swap contracts^	—	(106,704)	—	(106,704)
Total Other Financial Instruments	$(49,902)	$(116,696)	$—	$(166,598)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended November 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Active Credit Fund | 11/30/2520